Average Annual Total Returns{- Fidelity Asset Manager 30%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 30%	Fidelity Advisor Asset Manager 30%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 30%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 30%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 30%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 30%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 30%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class Z Return Before Taxes Since Inception		Fidelity Advisor Asset Manager 30%: Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0593 Past 1 year	F0593 Past 5 years	F0593 Past 10 years
Total	4.47%	5.58%	4.89%	3.68%	4.68%	3.96%	2.70%	4.02%	3.54%	6.63%	5.81%	4.86%	8.91%	6.03%	4.71%	10.96%	7.08%	5.77%	11.12%		8.66%	[1]	Oct. 02, 2018	7.51%	4.44%	3.84%	9.81%	6.70%	5.66%

[1]	(a)Since inception October 2, 2018.